Stock-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based compensation	Stock-based compensation
Our Long-Term Incentive Plans provide for the issuance of restricted stock, restricted stock units (“RSUs”) and other stock-based awards, including options, to employees and directors of BNY Mellon. At Dec. 31, 2020, under the Long-Term Incentive Plan approved in April 2019, we may issue 30,425,882 new stock-based awards, all of which may be issued as restricted stock or RSUs. Stock-based compensation expense related to retirement eligibility vesting totaled $43 million in 2020, $84 million in 2019 and $93 million in 2018.

Restricted stock, RSUs and Performance share units

Restricted stock and RSUs are granted under our long-term incentive plans at no cost to the recipient. These awards are subject to forfeiture until certain restrictions have lapsed, including continued employment, for a specified period. The recipient of a share of restricted stock is entitled to voting rights and generally is entitled to dividends on the common stock. An RSU entitles the recipient to receive a share of common stock after the applicable restrictions lapse. The recipient generally is entitled to receive cash payments equivalent to any dividends paid on the underlying common stock during the period the RSU is outstanding but does not receive voting rights.

The fair value of restricted stock and RSUs is equal to the fair market value of our common stock on the date of grant. The expense is recognized over the vesting period, which is generally zero to four years. The total compensation expense recognized for restricted stock and RSUs was $188 million in 2020, $222 million in 2019 and $270 million in 2018. The total income tax benefit recognized in the consolidated income statement related to compensation costs was $45 million in 2020, $53 million in 2019 and $65 million in 2018.

BNY Mellon’s Executive Committee members were granted a target award of 402,486 performance share units (“PSUs”) in 2020, 576,855 in 2019 and 362,798 in 2018. The awards cliff vest in three years with the number of shares that vest determined based on a payout table that references performance conditions related to average revenue growth and average operating margin, both as adjusted and subject to Human Resources and Compensation Committee discretion. These awards are classified as equity and marked-to-market to earnings as a result of this discretion.
The following table summarizes our non-vested PSU, restricted stock and RSU activity for 2020.

Non-vested PSU, restricted stock and RSU activity	Number of shares (a)	Weighted-average fair value at grant date
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2019	12,733,298	$50.77
Granted	6,158,398	45.52
Vested	(5,451,413)	48.36
Forfeited	(903,384)	49.29
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2020	12,536,899	$49.35
(a)    Includes dividend shares earned on the Executive Committee PSUs and Board of Director’s stock awards.

As of Dec. 31, 2020, $238 million of total unrecognized compensation costs related to non-vested PSUs, restricted stock and RSUs is expected to be recognized over a weighted-average period of 2.3 years.
The total fair value of restricted stock, RSUs and PSUs that vested was $263 million in 2020, $278 million in 2019 and $289 million in 2018. The actual excess tax benefit (expense) realized for the tax deductions from shares vested totaled $(4) million in 2020, $11 million in 2019 and $26 million in 2018. The tax benefits were recognized in the provision for income taxes.
Subsidiary Long-Term Incentive Plans
BNY Mellon also has several subsidiary Long-Term Incentive Plans which have issued restricted subsidiary shares to certain employees. These share awards are subject to forfeiture until certain restrictions have lapsed, including continued employment for a specified period of time. The shares are generally non-voting and non-dividend paying. Once the restrictions lapse, which generally occurs in three to five years, the shares can only be sold, at the option of the employee, to BNY Mellon at a price based generally on the fair value of the subsidiary at the time of repurchase. In certain instances BNY Mellon has an election to call the shares.

Stock options

Our Long-Term Incentive Plans provide for the issuance of stock options at fair market value at the date of grant to officers and employees of BNY Mellon. Generally, each option granted is exercisable between one and 10 years from the date of grant. No stock options were granted in 2020, 2019 and 2018.

Compensation costs that were charged against income were less than $1 million in 2020, 2019 and 2018. The income tax benefit recognized in the consolidated income statement related to compensation costs was less than $1 million in 2020, 2019 and 2018.

A summary of the status of our options as of Dec. 31, 2020, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2019	4,143,575	$26.03	1.4
Granted	—	—
Exercised	(1,717,323)	28.65
Canceled/Expired	(91,014)	28.96
Balance at Dec. 31, 2020	2,335,238	$23.99	0.9
Vested and expected to vest at Dec. 31, 2020	2,335,238	23.99	0.9
Exercisable at Dec. 31, 2020	2,335,238	23.99	0.9

Stock options outstanding at Dec. 31, 2020
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable	Weighted-average exercise price
$21 to 31	2,335,238	0.9	$23.99	2,335,238	$23.99
(a)At Dec. 31, 2019 and Dec. 31, 2018, 4,143,575 and 6,714,283 options were exercisable at a weighted-average price per common share of $26.03 and $25.67, respectively.

Aggregate intrinsic value of options
(in millions)	2020	2019	2018
Outstanding at Dec. 31,	$43	$101	$144
Exercisable at Dec. 31,	$43	$101	$144

The total intrinsic value of options exercised was $21 million in 2020, $63 million in 2019 and $61 million in 2018.

Cash received from option exercises totaled $46 million in 2020, $65 million in 2019 and $80 million in 2018. The actual excess tax benefit realized for the tax deductions from options exercised totaled $2 million in 2020, $10 million in 2019 and $10 million in 2018. The tax benefits were recognized in the provision for income taxes.